Taxes (Details 5) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Assets (Liabilities), net at beginning of period	$ (65,193,000,000)	$ (78,134,000,000)
Cumulative translation adjustment	1,681,000,000	2,367,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(20,438,000,000)	(9,970,000,000)
Revaluation surplus reserve	(83,000,000)	(137,000,000)
Charged / (Credited) to the revaluation surplus reserve		539,000,000
Taxes, deconsolidation	15,693,000,000	21,444,000,000
Incorporation by business combination	38,000,000	(1,302,000,000)
Assets (Liabilities), net at ending of period	(68,302,000,000)	(65,193,000,000)
Investments [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(107,000,000)	(197,000,000)
Cumulative translation adjustment	0	0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	104,000,000	90,000,000
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	0	0
Incorporation by business combination	0	0
Assets (Liabilities), net at ending of period	(3,000,000)	(107,000,000)
Intangible Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(3,595,000,000)	(3,402,000,000)
Cumulative translation adjustment	(1,179,000,000)	(768,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	168,000,000	575,000,000
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	4,531,000,000	0
Incorporation by business combination	0	0
Assets (Liabilities), net at ending of period	(75,000,000)	(3,595,000,000)
Subtotal Liabilities [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(89,128,000,000)	(99,282,000,000)
Cumulative translation adjustment	(3,671,000,000)	(2,256,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(17,976,000,000)	(8,906,000,000)
Revaluation surplus reserve	(83,000,000)	(137,000,000)
Charged / (Credited) to the revaluation surplus reserve		539,000,000
Taxes, deconsolidation	36,536,000,000	22,216,000,000
Incorporation by business combination	0	(1,302,000,000)
Assets (Liabilities), net at ending of period	(74,322,000,000)	(89,128,000,000)
Borrowings Excluding Finance Lease [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(1,433,000,000)	(1,589,000,000)
Cumulative translation adjustment	(475,000,000)	(424,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	94,000,000	580,000,000
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	1,816,000,000	0
Incorporation by business combination	0	0
Assets (Liabilities), net at ending of period	2,000,000	(1,433,000,000)
Others PPE 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	1,478,000,000	(802,000,000)
Cumulative translation adjustment	(525,000,000)	(804,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(2,718,000,000)	3,722,000,000
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	1,626,000,000	(273,000,000)
Incorporation by business combination	0	(365,000,000)
Assets (Liabilities), net at ending of period	(139,000,000)	1,478,000,000
Other PPE [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	2,338,000,000	1,805,000,000
Cumulative translation adjustment	522,000,000	250,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(267,000,000)	613,000,000
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	(2,119,000,000)	0
Incorporation by business combination	38,000,000	0
Assets (Liabilities), net at ending of period	512,000,000	2,668,000,000
Property, Plant and Equipment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	445,000,000	255,000,000
Cumulative translation adjustment	74,000,000	1,524,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	56,000,000	(1,334,000,000)
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	(64,000,000)	0
Incorporation by business combination	0	0
Assets (Liabilities), net at ending of period	511,000,000	445,000,000
Trade and other receivables 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(1,385,000,000)	(1,335,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(1,904,000,000)	(50,000,000)
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Incorporation by business combination	0	0
Assets (Liabilities), net at ending of period	(3,289,000,000)	(1,385,000,000)
Investments 1 [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period		9,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income		(9,000,000)
Revaluation surplus reserve		0
Charged / (Credited) to the revaluation surplus reserve		0
Incorporation by business combination		0
Trade And Other Payable [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	99,000,000
Cumulative translation adjustment	2,436
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	2,837,000,000
Revaluation surplus reserve	0
Taxes, deconsolidation	9,621
Incorporation by business combination	0
Assets (Liabilities), net at ending of period	2,936,000,000
Tax Loss Carry-Forwards [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	12,836,000,000	10,479,000,000
Cumulative translation adjustment	2,320,000,000	1,560,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(5,884,000,000)	922,000,000
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	(9,039,000,000)	(125,000,000)
Incorporation by business combination	0	0
Assets (Liabilities), net at ending of period	233,000,000	12,836,000,000
Subtotal Assets [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	23,935,000,000	21,148,000,000
Cumulative translation adjustment	5,352,000,000	4,623,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(2,462,000,000)	(1,064,000,000)
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	(20,843,000,000)	(772,000,000)
Incorporation by business combination	38,000,000	0
Assets (Liabilities), net at ending of period	6,020,000,000	23,935,000,000
Investment Property and Property Plant and Equipment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(77,595,000,000)	(87,425,000,000)
Cumulative translation adjustment	(1,492,000,000)	(260,000,000)
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(7,211,000,000)	(11,864,000,000)
Revaluation surplus reserve	(83,000,000)	(137,000,000)
Charged / (Credited) to the revaluation surplus reserve		539,000,000
Taxes, deconsolidation	28,563,000,000	22,489,000,000
Incorporation by business combination	0	(937,000,000)
Assets (Liabilities), net at ending of period	(57,818,000,000)	(77,595,000,000)
Tax inflation adjustment [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	(6,491,000,000)	(4,532,000,000)
Cumulative translation adjustment	0	0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(6,509,000,000)	(1,959,000,000)
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	0	0
Incorporation by business combination	0	0
Assets (Liabilities), net at ending of period	(13,000,000,000)	(6,491,000,000)
Trade And Other Receivables [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	7,986,000,000	8,600,000,000
Cumulative translation adjustment	2,436,000,000	1,289,000,000
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	(49,000,000)	(1,256,000,000)
Revaluation surplus reserve	0	0
Charged / (Credited) to the revaluation surplus reserve		0
Taxes, deconsolidation	(9,621,000,000)	(647,000,000)
Incorporation by business combination	0	0
Assets (Liabilities), net at ending of period	752,000,000	$ 7,986,000,000
Borrowings [Member]
Statement [Line Items]
Assets (Liabilities), net at beginning of period	231,000,000
Cumulative translation adjustment	0
Charged / (Credited) to the Consolidated Statements of Income and Other Comprehensive Income	845,000,000
Revaluation surplus reserve	0
Taxes, deconsolidation	0
Incorporation by business combination	0
Assets (Liabilities), net at ending of period	$ 1,076,000,000